Asset Retirement Obligations - Schedule of Movements in Asset Retirement Obligations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Asset Retirement Obligations [Line Items]
Asset retirement obligation at beginning of year	$ 43,241		$ 54,496		$ 59,695
Liabilities incurred in the current year					82
Liabilities settled in the current year	(2,436)		(4,819)		(2,821)
Accretion expense	5,021	[1]	6,659	[1]	6,545	[1]
Revision in estimated cash flow	1,946		(11,769)		(8,228)
Translation difference	2,082		(1,326)		(777)
Asset retirement obligation at end of year	$ 49,854		$ 43,241		$ 54,496

[1]	See Note 15